OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER CURRENT ASSETS, NET
Tax recoverable	¥ 1,853	$ 291	¥ 1,649
Deposits and others	2,053	322	1,753
Other Gross, Current	3,906	613	3,402
Allowance for doubtful accounts	(556)	(87)	(99)	$ (15)	¥ (3)
Total	¥ 3,350	$ 526	¥ 3,303